INCOME TAXES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Net operating loss carry forwards	$ 6,373,434	$ 4,983,000
Less valuation allowance	(6,373,434)	(4,983,000)
Net deferred tax asset	$ 0	$ 0